UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297

                             Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.8%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Gentex Corp.                                                                 316,700     $   10,713,961
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Harley-Davidson, Inc.                                                        151,800          9,124,698
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.4%
Cheesecake Factory, Inc. (The) 1                                             446,889         14,465,797
-----------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                            237,200         13,185,948
-----------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                       477,450         13,903,344
-----------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            288,614         15,585,156
                                                                                         ------------------
                                                                                             57,140,245
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman International Industries, Inc.                                         76,600          9,318,390
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.4%
Brunswick Corp.                                                              547,200         25,236,864
-----------------------------------------------------------------------------------------------------------
MEDIA--2.5%
Getty Images, Inc. 1                                                         376,900         26,269,930
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--8.6%
Bed Bath & Beyond, Inc. 1                                                    424,600         17,107,134
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          395,500         20,834,940
-----------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                  509,500         23,299,435
-----------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                               593,200         17,932,436
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                     284,100         11,952,087
                                                                                         ------------------
                                                                                             91,126,032
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Coach, Inc. 1                                                                431,683         24,217,416
-----------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                      259,000         10,088,050
                                                                                         ------------------
                                                                                             34,305,466
CONSUMER STAPLES--2.3%
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Whole Foods Market, Inc.                                                     276,400         24,715,688

ENERGY--5.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
BJ Services Co.                                                              215,400         10,349,970
-----------------------------------------------------------------------------------------------------------
Smith International, Inc. 1                                                  309,500         18,322,400
                                                                                         ------------------
                                                                                             28,672,370
-----------------------------------------------------------------------------------------------------------
OIL & GAS--3.0%
Apache Corp.                                                                 334,500         18,203,490
-----------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                             379,100         13,613,481
                                                                                         ------------------
                                                                                             31,816,971
FINANCIALS--11.3%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Commerce Bancorp, Inc.                                                       363,900         20,938,806
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.2%
Chicago Mercantile Exchange (The)                                             84,400         18,103,800
-----------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                           414,900         20,915,109
-----------------------------------------------------------------------------------------------------------

1     |     Oppenheimer MidCap Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Legg Mason, Inc.                                                             342,900     $   26,482,167
                                                                                         ------------------
                                                                                             65,501,076
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
AMBAC Financial Group, Inc.                                                  275,500         21,180,440
-----------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                          293,700         12,705,462
                                                                                         ------------------
                                                                                             33,885,902
HEALTH CARE--18.0%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Gen-Probe, Inc. 1                                                            241,200         11,772,972
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      482,000         15,954,200
                                                                                         ------------------
                                                                                             27,727,172
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.2%
Bard (C.R.), Inc.                                                            310,400         21,045,120
-----------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                      266,800         20,463,560
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                114,600          5,631,444
-----------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      609,600         18,251,424
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               291,652         11,004,030
                                                                                         ------------------
                                                                                             76,395,578
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.2%
Coventry Health Care, Inc. 1                                                 322,850         18,370,165
-----------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                  1,178,000         26,010,240
-----------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                     330,900         13,732,350
-----------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                       610,500         28,437,090
                                                                                         ------------------
                                                                                             86,549,845
INDUSTRIALS--16.2%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
L-3 Communications Holdings, Inc.                                            262,600         18,752,266
-----------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       400,800         17,194,320
                                                                                         ------------------
                                                                                             35,946,586
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.3%
Expeditors International of Washington, Inc.                                 437,800         24,578,092
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.7%
Corporate Executive Board Co.                                                319,600         20,422,440
-----------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                           360,900         18,561,087
                                                                                         ------------------
                                                                                             38,983,527
-----------------------------------------------------------------------------------------------------------
MACHINERY--3.0%
Actuant Corp., Cl. A 1                                                        99,900          5,219,775
-----------------------------------------------------------------------------------------------------------
Donaldson Co., Inc.                                                          472,700         14,738,786
-----------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                          164,400         12,065,316
                                                                                         ------------------
                                                                                             32,023,877
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.5%
C.H. Robinson Worldwide, Inc.                                                304,600         15,686,900
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.3%
Fastenal Co.                                                                 405,400         24,376,702


2     |     Oppenheimer MidCap Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.1%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Comverse Technology, Inc. 1                                                  867,500     $   19,388,625
-----------------------------------------------------------------------------------------------------------
ITF Optical Technologies, Inc. 1,2                                           384,000            271,526
                                                                                         ------------------
                                                                                             19,660,151
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
CDW Corp.                                                                    339,200         19,843,200
-----------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                   239,100          6,536,994
                                                                                         ------------------
                                                                                             26,380,194
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
VeriSign, Inc. 1                                                             386,200          9,979,408
-----------------------------------------------------------------------------------------------------------
IT SERVICES--7.6%
Affiliated Computer Services, Inc., Cl. A 1                                  444,200         24,071,198
-----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                397,700         17,268,134
-----------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                               664,400         25,413,300
-----------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                        140,300          8,037,787
-----------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                              96,200          5,341,986
                                                                                         ------------------
                                                                                             80,132,405
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Zebra Technologies Corp., Cl. A 1                                            123,850          6,307,681
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Linear Technology Corp.                                                      512,300         19,334,202
-----------------------------------------------------------------------------------------------------------
SOFTWARE--5.8%
Adobe Systems, Inc.                                                          323,300         18,395,770
-----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                644,300         19,167,925
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               153,400          4,505,358
-----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      224,700         14,457,198
-----------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                95,000          5,108,150
                                                                                         ------------------
                                                                                             61,634,401
                                                                                         ------------------
Total Common Stocks (Cost $856,192,617)                                                   1,054,463,120
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series D 1,2
(Cost $5,999,997)                                                            556,586                 --

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
-----------------------------------------------------------------------------------------------------------
Undivided interest of 1.61% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of
$1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $25,857,760 on 2/1/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,637,129,989  (Cost $25,856,000)                                       $25,856,000         25,856,000


3     |     Oppenheimer MidCap Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $888,048,614)                                 101.8%  $ 1,080,319,120
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (1.8)      (19,365,130)

                                                                         ----------------------------------
Net Assets                                                                      100.0%  $ 1,060,953,990
                                                                         ==================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $271,526, which represents 0.03% of the Fund's net assets, of which $271,526 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2005. There were no affiliate securities held by the Fund as of January 31, 2005. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES        GROSS           GROSS                 SHARES
                                 OCTOBER 31, 2004    ADDITIONS      REDUCTIONS       JANUARY 31, 2005
-------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc.,
Cv., Series C                             771,208           --         771,208                     --

                                                                      DIVIDEND               REALIZED
                                                                        INCOME                   LOSS
------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc.,
Cv., Series C                                                         $     --           $  8,537,273


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $888,448,936
                                              =============

Gross unrealized appreciation                 $209,340,344
Gross unrealized depreciation                  (17,470,160)
                                              -------------
Net unrealized appreciation                   $191,870,184
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread


4     |     Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------

of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                      ACQUISITION                        VALUATION AS OF         UNREALIZED
SECURITY                                    DATES            COST       JANUARY 31, 2005       DEPRECIATION
------------------------------------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv., Series D        10/23/00     $ 5,999,997             $       --     $    5,999,997
ITF Optical Technologies, Inc.            9/14/04       5,000,000                271,526          4,728,474




5     |     Oppenheimer MidCap Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005